FAIR VALUE MEASUREMENTS (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 25, 2020
Liabilities:
Warrant liability	$ 24,041,268	$ 13,272,784
Public Warrants
Liabilities:
Warrant liability		$ 8,500,000	$ 8,700,000
Warrant oustanding	7,991,544	7,991,544
Private Placement Warrants
Liabilities:
Warrant liability		$ 4,800,000	$ 5,000,000.0
Warrant oustanding	4,529,950	4,529,950
Level 1 | Fair Value
Assets:
Marketable securities held in Trust Account	$ 239,843,104	$ 239,795,125
Level 1 | Fair Value | Public Warrants
Liabilities:
Warrant liability	15,343,764	8,471,037
Level 1 | Fair Value | Private Placement Warrants
Liabilities:
Warrant liability		4,801,747
Level 3 | Fair Value | Private Placement Warrants
Liabilities:
Warrant liability	$ 8,697,504	$ 4,801,747